Income Taxes - Additional Information (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Profit tax rate on first (as percent)			8.25%
Assessable profits		$ 2,000	$ 2,000
Profit tax rate on over (as percent)		16.50%
Aggregate amount	$ 20,738
Uncertain tax position	$ 0
Percentage of valuation allowance	100.00%	100.00%	100.00%